DEAN WITTER INTERNATIONAL SMALLCAP FUND
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 1996

DEAR SHAREHOLDER:
The six month period ended November 30, 1996 was marked by weak performance in the world's small-capitalization stock markets. During this period, the benchmark NatWest Markets SmallCap Euro-Pacific Index (NatWest Index) declined
3.85 percent, while larger company stocks, as measured by the Morgan Stanley Capital International EAFE Index (MSCI EAFE), increased 3.51 percent.
MIXED RESULTS IN THE GLOBAL EQUITY MARKETS
Investors saw considerable variation in the returns of non-U.S. equity markets throughout the period. In Continental Europe, the equity markets were generally strong, while the Japanese equity market, which declined 5.0 percent in local currency terms, was by far the weakest performer suffering from reductions in that country's economic growth forecast. This was further exacerbated by weakness in the Japanese yen (versus the U.S. dollar). The returns from most smaller Far Eastern and South American markets were also weak during the period. These markets were impacted by poor sentiment arising from doubts over the level and direction of U.S. interest rates.
Historically, small-cap stocks have performed more strongly in circumstances where economic growth expectations are increased and have suffered, as in this period, when they decline.
Political uncertainty in the United Kingdom, where a general election looms in 1997, and the growing acceptance that the interest-rate cycle has bottomed, have made this the worst performing non-U.S. market for small caps relative to large caps in local currency terms. This, however, was offset by a strengthening British pound. Thus in absolute U.S.-dollar returns, the U.K. small-cap market was relatively strong.
Globally, earnings growth expectations for small-cap stocks remained higher than those of large-cap stocks in all regions outside the United States during the six-month period. However, small-cap stocks traded on increasing discounts to large-cap stocks in all investment regions.

DEAN WITTER INTERNATIONAL SMALLCAP FUND
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 1996, CONTINUED

It is important to bear in mind that it is not unusual, historically, for small-cap stocks to trade at premiums to large-cap stocks in Europe, while in the Far Eastern markets, discounts are the norm. In the Far East, however, discounts have moved toward the top end of historical range and thus small caps have looked increasingly attractive.
PERFORMANCE AND PORTFOLIO
Against this backdrop, Dean Witter International SmallCap Fund has produced a total return of -6.81 percent for the six-month period ended November 30, 1996. During the same period, the Fund's benchmark NatWest Index produced a return of -3.85 percent and 1.80 percent for the Lipper International Small Company Funds Average.
On November 30, 1996, the Fund's net assets exceeded $132 million with 48.0 percent allocated to Pacific markets, 51.1 percent in Europe and .2 percent in Latin America. On a country level, Japan, with 36.8 percent of net assets, remained the Fund's largest country allocation, with the United Kingdom (15.9 percent), Germany (9.7 percent) and France rounding out the top country allocations.
The portfolio is made up of geographically diversified investments in growth stocks including Compass Group PLC (a U.K.-based world-class contract catering company), Venture Manufacturing Ltd (a Singapore-based contract manufacturer for companies in the electronics industry), Oticon Holding AS (a Denmark-based hearing aid manufacturer), Tomra Systems AS (a Norway-based manufacturer of systems for automating the return of bottles and cans to retail outlets) and Circle K Japan Co. Ltd and Ministop Co., Ltd (Japan-based convenience store chain operators).
LOOKING AHEAD
Morgan Grenfell Investment Services Limited, the Fund's sub-adviser, believes that against a background of global synchronized economic growth and a relatively benign inflationary environment non-U.S. small-cap stock markets should rebound in 1997.
In Japan, however, expectations for an economic recovery will need to be fulfilled in order for small-cap stocks in that market to outperform large-cap stocks. Japanese over-the-counter (OTC) stocks have significantly reduced earnings growth expectations for 1997 and as a result, the price earnings discount to large-cap stocks has been pushed up to the top end of that market's historic range. Morgan Grenfell believes that these stocks will benefit from any upturn in the economic growth expectations in that country.

DEAN WITTER INTERNATIONAL SMALLCAP FUND
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 1996, CONTINUED

A NOTE REGARDING SOME RECENT PUBLICITY SURROUNDING MORGAN GRENFELL
Recently, some of you may have read, in the press, of an overseas investigation concerning an individual associated with an affiliate of the Fund's sub-adviser. We believe that it is important for shareholders to understand the facts behind this recent attention. The investigation currently underway concerns alleged trading irregularities on the part of one portfolio manager at the affiliate. Although this individual was not at any time involved with Dean Witter International SmallCap Fund, it was deemed advisable that the affiliate purchase from the Fund two securities whose separate holdings by the affiliate had become part of the investigation. These securities represented only a very small percentage of the Fund's portfolio (approximately one-half of one percent) and were purchased by the affiliate at their cost to the Fund plus interest. Neither the Fund, nor its shareholders, incurred any loss as a result of the sale of these securities to the sub-adviser's affiliate.
We appreciate your support of Dean Witter International SmallCap Fund and look forward to continuing to serve your investment needs and objectives.
Very truly yours,
        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1996 (UNAUDITED)

  NUMBER OF
   SHARES                                               VALUE
------------------------------------------------------------------
               COMMON STOCKS, PREFERRED STOCKS
               AND BONDS (99.3%)
               AUSTRALIA (2.7%)
               APPLIANCES & HOUSEHOLD DURABLES
       71,730  McPherson's Ltd.*.................  $       198,400
                                                   ---------------
               BUILDING & CONSTRUCTION
      700,000  Macmahon Holdings Ltd.............          603,617
                                                   ---------------
               LEISURE
      175,000  Aristocrat Leisure Ltd............          495,421
                                                   ---------------
               MANUFACTURING
      230,000  Pacific BBA Ltd...................          823,262
                                                   ---------------
               METALS & MINING
      100,000  Capral Aluminium Ltd..............          300,995
      500,000  Highlands Gold Ltd.*..............          300,995
                                                   ---------------
                                                           601,990
                                                   ---------------
               RECREATION
      222,350  Adelaide Brighton Ltd.............          307,499
                                                   ---------------
               RETAIL - FOOD CHAINS
      125,000  Foodland Associated Ltd...........          589,788
                                                   ---------------
               TOTAL AUSTRALIA...................        3,619,977
                                                   ---------------
               AUSTRIA (1.3%)
               CONSUMER PRODUCTS
       12,770  Wolford AG........................        1,513,385
                                                   ---------------
               ELECTRONIC COMPONENTS
        1,920  Austria Mikro Systeme
               International AG..................          144,364
                                                   ---------------

               TOTAL AUSTRIA.....................        1,657,749
                                                   ---------------

               BELGIUM (0.2%)
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
        4,050  Quick Restaurants S.A.............          274,555
                                                   ---------------
               BRAZIL (0.2%)
               MERCHANDISING
       35,000  Makro Atacadista S.A.*............          310,625
                                                   ---------------
               DENMARK (2.1%)
               MANUFACTURING
       12,300  Oticon Holding AS.................        2,401,977
                                                   ---------------

  NUMBER OF
   SHARES                                               VALUE
------------------------------------------------------------------
               MULTI-INDUSTRY
        6,310  Martin Gruppen....................  $       369,670
                                                   ---------------

               TOTAL DENMARK.....................        2,771,647
                                                   ---------------

               FINLAND (0.6%)
               FOOD PROCESSING
       12,700  Cultor Oy (Series "1")*...........          606,074
                                                   ---------------
               FOODS & BEVERAGES
        4,260  Cultor Oy (Series "2")*...........          203,297
                                                   ---------------

               TOTAL FINLAND.....................          809,371
                                                   ---------------

               FRANCE (6.2%)
               AUTO PARTS
           81  Bertrand Faure....................            3,041
                                                   ---------------
               COMPUTER SOFTWARE & SERVICES
        2,780  Altran Technologies S.A...........          898,473
        1,750  Fininfo S.A.......................          175,804
        1,600  Jet Multimedia....................          209,721
                                                   ---------------
                                                         1,283,998
                                                   ---------------
               COMPUTERS
       63,560  PixTech, Inc.*....................          286,020
                                                   ---------------
               ELECTRONICS
        2,911  CIPE France S.A...................          341,455
                                                   ---------------
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
        2,569  Brioche Pasquier S.A..............          352,463
                                                   ---------------
               MANUFACTURING
        3,000  Stedim S.A.*......................          219,288
                                                   ---------------
               METALS NON-FERROUS
        5,500  Imetal S.A........................          866,150
                                                   ---------------
               OFFICE EQUIPMENT
        7,899  Airfeu S.A........................          234,280
        8,134  Guilbert S.A......................        1,523,763
                                                   ---------------
                                                         1,758,043
                                                   ---------------
               PHARMACEUTICALS
       21,600  Genset (ADR)*.....................          369,900
                                                   ---------------
               RETAIL - SPECIALTY
        6,510  Grand Optical Photoservice........        1,058,840
                                                   ---------------
               TEXTILES
       12,157  Deveaux S.A.......................        1,628,377
                                                   ---------------

               TOTAL FRANCE......................        8,167,575
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1996 (UNAUDITED) CONTINUED

  NUMBER OF
   SHARES                                               VALUE
------------------------------------------------------------------
               GERMANY (9.7%)
               AUTO PARTS - ORIGINAL EQUIPMENT
       17,250  Kiekert AG........................  $       515,762
                                                   ---------------
               BUILDING MATERIALS
        1,418  Sto AG (Pref.)....................          643,331
                                                   ---------------
               ELECTRICAL & ALARM SYSTEMS
        6,780  Effeff Fritz Fuss GmbH & Co.......          266,617
                                                   ---------------
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
       27,408  Berentzen-Gruppe AG (Pref.).......          979,811
                                                   ---------------
               INSURANCE
        6,325  Marschollek, Lautenschlaeger und
               Partner AG (Pref.)................          879,786
                                                   ---------------
               MANUFACTURING
        5,800  Adidas AG.........................          503,282
                                                   ---------------
               MEDICAL SERVICES
       10,368  Rhoen-Klinikum AG (Pref.).........        1,061,397
                                                   ---------------
               MULTI-INDUSTRY
          727  Hugo Boss AG (Pref.)..............          909,636
                                                   ---------------
               PHOTOGRAPHY
        2,180  CeWe Color Holdings AG............          531,362
                                                   ---------------
               RETAIL - SPECIALTY
       68,777  Fielmann AG (Pref.)...............        2,458,716
       34,961  Moebel Walther AG.................        2,249,684
                                                   ---------------
                                                         4,708,400
                                                   ---------------
               TEXTILES
          840  Jil Sander AG (Pref.).............          518,687
                                                   ---------------
               TEXTILES - APPAREL MANUFACTURERS
       38,780  Puma AG*..........................        1,285,525
                                                   ---------------
               TOTAL GERMANY.....................       12,803,596
                                                   ---------------
               HONG KONG (4.1%)
               BANKS - COMMERCIAL
      150,000  Liu Chong Hing Bank Ltd...........          250,275
      130,000  Wing Hang Bank Ltd................          581,776
                                                   ---------------
                                                           832,051
                                                   ---------------
               ELECTRONICS & ELECTRICAL
      904,000  Gold Peak Industries Holdings
               Ltd...............................          619,699
                                                   ---------------

  NUMBER OF
   SHARES                                               VALUE
------------------------------------------------------------------
               ENGINEERING
      100,000  Hong Kong Aircraft Engineering Co.
               Ltd...............................  $       289,077
                                                   ---------------
               HOTELS
      200,000  Harbour Centre Development........          292,311
                                                   ---------------
               HOTELS/MOTELS
      700,000  Grand Hotel Holdings Ltd. (Series
               A)................................          312,358
                                                   ---------------
               REAL ESTATE
    2,310,000  China Overseas Land &
               Investment........................          881,394
      420,000  China Resources Enterprise Ltd....          602,988
      660,000  HKR International Ltd.............          977,430
    1,100,000  Hon Kwok Land Investment Ltd......          458,837
                                                   ---------------
                                                         2,920,649
                                                   ---------------
               WHOLESALE DISTRIBUTOR
      275,000  Four Seas Mercantile Holdings
               Ltd...............................          136,051
                                                   ---------------

               TOTAL HONG KONG...................        5,402,196
                                                   ---------------

               INDONESIA (0.6%)
               BANKING
      158,000  PT Pan Indonesia Bank.............          173,571
                                                   ---------------
               CHEMICALS
       72,500  PT Trias Sentosa..................           37,116
      145,000  PT Trias Sentosa Idr 500..........           74,232
                                                   ---------------
                                                           111,348
                                                   ---------------
               DISTRIBUTION
       60,000  PT Wicaksana Overseas
               International.....................           67,833
                                                   ---------------
               ENGINEERING & CONSTRUCTION
       50,000  PT Bukaka Teknik Utama............           41,062
                                                   ---------------
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
       70,000  PT Fast Food Indonesia............          119,454
                                                   ---------------
               PHARMACEUTICALS
      144,000  PT Enseval Putera Megatrading.....           75,256
                                                   ---------------
               WHOLESALE DISTRIBUTOR
      108,900  PT Tigaraksa Satria...............          171,898
                                                   ---------------

               TOTAL INDONESIA...................          760,422
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1996 (UNAUDITED) CONTINUED

  NUMBER OF
   SHARES                                               VALUE
------------------------------------------------------------------
               ITALY (3.3%)
               ELECTRONICS & ELECTRICAL
       76,000  Gewiss SpA........................  $       962,228
                                                   ---------------
               MACHINERY & MACHINE TOOLS
       44,500  Industria Macchine Automatic......          173,718
                                                   ---------------
               MANUFACTURING
       32,672  Industrie Natuzzi SpA (ADR).......        1,417,148
       59,000  SAES Getters Di Risp..............          612,768
       33,000  SAES Getters SpA..................          500,501
                                                   ---------------
                                                         2,530,417
                                                   ---------------
               MEDICAL PRODUCTS & SUPPLIES
       69,490  De Rigo SpA (ADR)*................          686,214
                                                   ---------------
               TOTAL ITALY.......................        4,352,577
                                                   ---------------
               JAPAN (36.8%)
               APPAREL
       18,700  Maruco Co., Ltd...................          689,794
                                                   ---------------
               AUTO RELATED
       60,000  Mitsuba Electric Mfg Co...........          595,468
                                                   ---------------
               BUILDING & CONSTRUCTION
       50,000  Kaneshita Construction............          518,180
       50,000  Kawasho Gecoss Corp...............          505,006
       33,000  Oriental Construction Co..........          455,033
       50,000  Takada Kiko.......................          417,179
                                                   ---------------
                                                         1,895,398
                                                   ---------------
               BUILDING MATERIALS
       50,000  Juken Sangyo Co...................          394,783
       20,000  Maezawa Kaisei Industries.........          672,756
       42,500  Nichiha Corp......................          798,788
      105,000  Shin Nikkei Co., Ltd..............          619,708
       95,000  Toyo Shutter......................          664,149
                                                   ---------------
                                                         3,150,184
                                                   ---------------
               BUSINESS SERVICES
       47,000  Chuo Warehouse Co.................          466,450
       18,000  Nichii Gakkan Co..................          853,680
       24,000  Nippon Kanzai.....................          621,816
       55,000  Tanseisha.........................          550,676
                                                   ---------------
                                                         2,492,622
                                                   ---------------
               CHEMICALS
      140,000  Sakai Chemical Industry Co........          714,386
                                                   ---------------
               COMPUTER SOFTWARE & SERVICES
       50,000  Ines Corp.*.......................          799,227
                                                   ---------------

  NUMBER OF
   SHARES                                               VALUE
------------------------------------------------------------------
               COMPUTERS
       20,000  Enix Corp.........................  $       509,398
       45,000  Meitec Corp.......................          940,629
                                                   ---------------
                                                         1,450,027
                                                   ---------------
               COMPUTERS - SYSTEMS
       27,000  Daiwabo Information Systems Co....          505,094
       11,000  Mars Engineering Corp.............          420,253
          330  TKC Corp..........................            7,825
                                                   ---------------
                                                           933,172
                                                   ---------------
               ELECTRONIC & ELECTRICAL EQUIPMENT
       30,000  Mitsui High-Tec...................          637,625
       60,000  Nitto Electric Works..............        1,101,353
                                                   ---------------
                                                         1,738,978
                                                   ---------------
               ELECTRONIC COMPONENTS
    Y  18,000  Forval Corp 1.35% 9/30/03.........          150,184
                                                   ---------------
               ELECTRONICS
      110,000  Nissin Electric...................          666,608
       27,000  Nitto Kohki Co. Ltd...............          972,247
       25,000  Ryoyo Electro Corp................          454,506
                                                   ---------------
                                                         2,093,361
                                                   ---------------
               ELECTRONICS - SEMICONDUCTORS
       40,000  Maspro Denkoh Corp................          829,088
                                                   ---------------
               ENGINEERING & CONSTRUCTION
       25,000  Japan Industrial Land
               Development.......................          636,747
                                                   ---------------
               FINANCIAL SERVICES
       22,800  Nissin Co. Ltd....................          634,780
        9,000  Sanyo Shinpan Finance Co., Ltd....          565,958
       24,000  Shinki Co. Ltd....................          590,199
                                                   ---------------
                                                         1,790,937
                                                   ---------------
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
       20,000  Stamina Foods.....................          158,089
                                                   ---------------
               FOREST PRODUCTS, PAPER & PACKAGING
       90,000  Daishowa Paper Manufacturing Co.
               Ltd...............................          493,237
                                                   ---------------
               HEALTH & PERSONAL CARE
       30,000  Aderans Co. Ltd...................          737,748
                                                   ---------------
               HOME BUILDING
          500  Higashi Nihon House...............            6,016
       45,000  Mitsui Home Co., Ltd..............          608,642

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1996 (UNAUDITED) CONTINUED

  NUMBER OF
   SHARES                                               VALUE
------------------------------------------------------------------
       50,000  Tohoku Misawa Homes Co., Ltd......  $       632,356
                                                   ---------------
                                                         1,247,014
                                                   ---------------
               HOUSEHOLD FURNISHINGS & APPLIANCES
       45,000  Beltecno Corp.....................          478,219
                                                   ---------------
               LEISURE TIME
       12,100  H.I.S. Company Ltd................          563,236
                                                   ---------------
               MACHINERY
       60,000  Fujitec Co. Ltd.*.................          621,816
       21,000  Misumi Corp.......................          470,314
                                                   ---------------
                                                         1,092,130
                                                   ---------------
               MACHINERY & MACHINE TOOLS
       70,000  Aichi Corp........................          614,790
       30,000  Fuji Machine Manufacturing Co.....          814,158
      105,000  Nippon Thompson Co................          778,324
      105,000  OSG Corp..........................          643,685
       45,000  Sansei Yusoki Co., Ltd............          545,407
       75,000  Sintokogio........................          628,403
       60,000  Takuma Co., Ltd...................          685,052
      105,000  Tsudakoma.........................          589,276
                                                   ---------------
                                                         5,299,095
                                                   ---------------
               MANUFACTURING
       70,000  Bridgestone Metalpha Corp.........          719,304
       70,000  Itoki Crebio Corp.................          553,311
       65,000  Ricoh Elemex......................          924,820
                                                   ---------------
                                                         2,197,435
                                                   ---------------
               MEDICAL SERVICES
       40,000  Kawasumi Laboratories, Inc........          495,345
                                                   ---------------
               MEDICAL SUPPLIES
       10,000  Paramount Bed Co..................          698,226
      140,000  Shimadzu Corp.....................          831,196
       80,000  Terumo............................        1,053,926
                                                   ---------------
                                                         2,583,348
                                                   ---------------
               MERCHANDISING
       20,000  Kojima Co. Ltd.*..................          491,832
                                                   ---------------
               MISCELLANEOUS MATERIALS & COMMODITIES
      160,000  Tokai Carbon Co., Ltd.............          763,042
                                                   ---------------
               MULTI-INDUSTRY
       39,600  Trusco Nakayama Corp..............          817,320
       50,000  Yamae Hisano......................          478,658
                                                   ---------------
                                                         1,295,978
                                                   ---------------

  NUMBER OF
   SHARES                                               VALUE
------------------------------------------------------------------
               REAL ESTATE
      100,000  Cesar Co..........................  $       621,816
       49,000  Chubu Sekiwa Real Estate, Ltd.....          632,619
       50,000  Kansai Sekiwa Real Estate.........          698,226
       55,000  Sekiwa Real Estate................          456,482
                                                   ---------------
                                                         2,409,143
                                                   ---------------
               RETAIL
       55,000  Arcland Sakamoto..................          690,761
       35,000  Ministop Co., Ltd.................          916,037
       20,000  Xebio Co. Ltd.....................          693,835
                                                   ---------------
                                                         2,300,633
                                                   ---------------
               RETAIL - DRUG STORES
       22,000  Seijo Corp........................          448,270
                                                   ---------------
               RETAIL - GENERAL MERCHANDISE
       25,000  Circle K Japan Co. Ltd............        1,097,839
                                                   ---------------
               RETAIL - SPECIALTY
       25,000  Shimachu Co., Ltd.................          652,117
                                                   ---------------
               STEEL & IRON
       53,000  Yamato Kogyo Co., Ltd.............          525,997
                                                   ---------------
               TELECOMMUNICATIONS
       67,000  Nippon Denwa Shisetsu.............          641,402
                                                   ---------------
               TEXTILES
      100,000  Nitto Boseki Co*..................          303,882
                                                   ---------------
               TRANSPORTATION
       25,000  Kanto Seino Transportation........          724,574
                                                   ---------------
               TRANSPORTATION - SHIPPING
       12,000  Sakai Moving Service Co., Ltd.*...          339,364
                                                   ---------------
               WHOLESALE DISTRIBUTOR
       24,000  Satori Electric Co. Ltd...........          805,199
       45,000  Wakita & Co.......................          549,359
                                                   ---------------
                                                         1,354,558
                                                   ---------------

               TOTAL JAPAN.......................       48,653,100
                                                   ---------------

               MALAYSIA (1.9%)
               AUTO PARTS
      130,000  MBM Resources Berhad..............          311,300
                                                   ---------------
               AUTOMOTIVE
       35,000  Cycle & Carriage Bintang Berhad...          220,265
                                                   ---------------
               BUILDING & CONSTRUCTION
       42,000  Metacorp Berhad...................          129,666
       60,000  Muhibbah Engineering Berhad.......          213,734
                                                   ---------------
                                                           343,400
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1996 (UNAUDITED) CONTINUED

  NUMBER OF
   SHARES                                               VALUE
------------------------------------------------------------------
               CHEMICALS
      142,500  Nylex Berhad......................  $       324,312
                                                   ---------------
               FINANCIAL SERVICES
      182,500  Public Finance Berhad.............          329,389
                                                   ---------------
               MULTI-INDUSTRY
       80,000  Road Builder (M) Holdings
               Berhad............................          414,803
                                                   ---------------
               REAL ESTATE
      120,000  IOI Properties Berhad.............          394,221
                                                   ---------------
               TOBACCO
       70,000  RJ Reynolds Berhad................          187,018
                                                   ---------------

               TOTAL MALAYSIA....................        2,524,708
                                                   ---------------
               NETHERLANDS (4.9%)
               HARDWARE & TOOLS
        6,092  Aalberts Industries NV............          752,273
                                                   ---------------
               RETAIL
       30,960  Gucci Group NV....................        2,256,173
                                                   ---------------
               TRANSPORTATION - SHIPPING
       80,000  Koninklijke Van Ommeren NV*.......        3,478,462
                                                   ---------------

               TOTAL NETHERLANDS.................        6,486,908
                                                   ---------------

               NORWAY (4.0%)
               COMMERCIAL SERVICES
       80,491  Sysdeco Group AS*.................          222,018
                                                   ---------------
               ELECTRONICS & ELECTRICAL
       33,900  Sensonor AS*......................          324,895
                                                   ---------------
               ENERGY TECHNOLOGY & EQUIPMENT
      132,000  Tomra Systems AS..................        1,954,184
                                                   ---------------
               ENTERTAINMENT
      464,001  NCL Holdings Asa*.................          766,466
                                                   ---------------
               OIL DRILLING & SERVICES
      128,130  Hitec AS*.........................          529,133
                                                   ---------------
               RETAIL - SPECIALTY
       58,510  System Etikettering AS............          939,151
                                                   ---------------
               TELECOMMUNICATIONS
       12,000  Nera AS...........................          491,818
                                                   ---------------
               TOTAL NORWAY......................        5,227,665
                                                   ---------------

  NUMBER OF
   SHARES                                               VALUE
------------------------------------------------------------------

               PHILIPPINES (0.2%)
               BANKS - COMMERCIAL
       88,800  Union Bank of Philippines*........  $        94,597
                                                   ---------------
               BUILDING MATERIALS
       14,718  Bacnotan Consolidated
               Industries........................           57,116
                                                   ---------------
               CONGLOMERATES
       57,694  First Philippine Holdings Corp. (B
               Shares)...........................          121,824
                                                   ---------------

               TOTAL PHILIPPINES.................          273,537
                                                   ---------------

               SINGAPORE (1.5%)
               ELECTRONIC COMPONENTS
      100,000  GP Batteries International Ltd....          310,000
                                                   ---------------
               ELECTRONICS & ELECTRICAL
      184,000  Venture Manufacturing Ltd.........          409,472
                                                   ---------------
               ENGINEERING
      210,000  Amtek Engineering Ltd.............          411,912
                                                   ---------------
               ENGINEERING & CONSTRUCTION
       40,000  Jurong Engineering Ltd............          114,693
                                                   ---------------
               FINANCE
       20,000  Hong Leong Finance Ltd............           69,329
                                                   ---------------
               HOUSEHOLD FURNISHINGS & APPLIANCES
      140,000  Courts Ltd........................          199,715
                                                   ---------------
               MULTI-INDUSTRY
      108,000  Haw Par Brothers International
               Ltd...............................          246,505
                                                   ---------------
               PHARMACEUTICALS
       40,000  Tiger Medicals Ltd................           59,629
                                                   ---------------
               SHIPBUILDING
      125,000  Singapore Technologies
               Shipbuilding & Engineering Ltd....          215,763
                                                   ---------------

               TOTAL SINGAPORE...................        2,037,018
                                                   ---------------

               SPAIN (0.5%)
               RETAIL
       21,000  Cortefiel S.A.....................          639,997
                                                   ---------------

               SWEDEN (2.0%)
               COMMERCIAL SERVICES
       61,300  Trio Information Systems AB*......          269,240
                                                   ---------------
               HEAVY DUTY TRUCKS & PARTS
       25,000  Kalmar Industries AB Trio.........          422,467
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1996 (UNAUDITED) CONTINUED

  NUMBER OF
   SHARES                                               VALUE
------------------------------------------------------------------
               MANUFACTURING
       21,520  SinterCast AB (A Shares)*.........  $       544,689
                                                   ---------------
               METALS & MINING
       13,290  Hoganas AB........................          441,252
                                                   ---------------
               PHARMACEUTICALS
       30,980  Elekta Instrument AB (Series B)...        1,081,636
                                                   ---------------
               TOTAL SWEDEN......................        2,759,284
                                                   ---------------

               SWITZERLAND (0.4%)
               CONGLOMERATES
        1,295  Kardex AG.........................          341,495
                                                   ---------------
               ELECTRONICS
           90  Kudelski SA*......................          130,740
                                                   ---------------
               TOTAL SWITZERLAND.................          472,235
                                                   ---------------

               THAILAND (0.2%)
               ELECTRONICS
       28,000  Hana Microelectronics PCL.........          150,196
                                                   ---------------
               FOODS & BEVERAGES
        2,000  Sermsuk Public Co., Ltd...........           61,081
                                                   ---------------
               RETAIL
       36,000  Robinson Dept. Store Co...........           43,696
                                                   ---------------
               TRANSPORTATION - SHIPPING
        7,000  Regional Container Line PCL.......           72,905
                                                   ---------------
               TOTAL THAILAND....................          327,878
                                                   ---------------
               UNITED KINGDOM (15.9%)
               AUTO PARTS - ORIGINAL EQUIPMENT
      105,000  BBA Group PLC.....................          614,164
       47,600  Henlys Group PLC..................          436,033
       56,050  Laird Group PLC...................          395,677
                                                   ---------------
                                                         1,445,874
                                                   ---------------
               BROADCAST MEDIA
      242,500  General Cable PLC*................          802,960
                                                   ---------------
               BUILDING & CONSTRUCTION
       93,750  Barratt Developments PLC..........          363,998
                                                   ---------------
               BUILDING MATERIALS
      110,000  Hepworth PLC......................          508,442
      566,666  Ibstock PLC.......................          619,094
      193,900  Rugby Group PLC...................          312,871

  NUMBER OF
   SHARES                                               VALUE
------------------------------------------------------------------
      119,100  SIG PLC...........................  $       486,445
                                                   ---------------
                                                         1,926,852
                                                   ---------------
               CHEMICALS
       94,500  Albright & Wilson PLC.............          289,081
      110,600  Scapa Group.......................          446,152
                                                   ---------------
                                                           735,233
                                                   ---------------
               COMMERCIAL SERVICES
       26,550  Capita Group PLC..................          207,507
                                                   ---------------
               COMPUTER SERVICES
      178,500  ISA International PLC.............          630,048
       31,700  Misys PLC.........................          530,682
                                                   ---------------
                                                         1,160,730
                                                   ---------------
               CONGLOMERATES
       35,000  Charter PLC.......................          435,327
                                                   ---------------
               CONTAINERS
       31,264  British Polythene Industries......          384,393
                                                   ---------------
               CONTAINERS - PAPER
       90,700  David S. Smith Holdings PLC.......          478,689
                                                   ---------------
               ELECTRONIC & ELECTRICAL EQUIPMENT
       50,000  Fairey Group PLC..................          526,931
                                                   ---------------
               ENTERTAINMENT
       99,800  London Clubs International PLC....          555,232
                                                   ---------------
               FINANCIAL SERVICES
      569,880  Rutland Trust PLC.................          510,057
                                                   ---------------
               FOOD PROCESSING
      131,250  Devro International PLC...........          560,337
                                                   ---------------
               HOUSEHOLD FURNISHINGS & APPLIANCES
      178,950  MFI Furniture Group PLC...........          580,504
                                                   ---------------
               INDUSTRIALS
      120,000  Staveley Industries PLC...........          379,189
                                                   ---------------
               INVESTMENT COMPANIES
       38,400  United News & Media PLC...........          435,663
                                                   ---------------
               MACHINERY & MACHINE TOOLS
       42,600  Spirax-Sarco Engineering PLC......          535,584
                                                   ---------------
               MANUFACTURING
      112,400  Bunzl PLC.........................          415,628
       76,650  Glynwed International PLC.........          451,561
       91,100  Trinity Holdings PLC..............          442,519
      121,300  Vickers PLC.......................          554,556
       38,100  Vitec Group PLC...................          451,471

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1996 (UNAUDITED) CONTINUED

  NUMBER OF
   SHARES                                               VALUE
------------------------------------------------------------------
       29,300  Vosper Thornycroft Holdings PLC...  $       431,408
                                                   ---------------
                                                         2,747,143
                                                   ---------------
               PHARMACEUTICALS
       18,900  Amersham International PLC........          347,850
                                                   ---------------
               PUBLISHING
       22,200  Daily Mail & General Trust (Class
               A)................................          490,676
      104,600  Mirror Group PLC..................          404,367
                                                   ---------------
                                                           895,043
                                                   ---------------
               REAL ESTATE
       70,000  Bradford Property Trust PLC.......          298,846
      126,000  Capital Shopping Centers PLC......          693,582
       81,200  Pillar Property Investments PLC...          256,584
                                                   ---------------
                                                         1,249,012
                                                   ---------------
               RESTAURANTS
       22,800  Compass Group PLC.................          232,808
                                                   ---------------
               RETAIL - SPECIALTY
       80,000  Christies International PLC.......          336,160
      105,733  Cowie Group PLC...................          705,533
       48,400  Goldsmiths Group..................          325,403
                                                   ---------------
                                                         1,367,096
                                                   ---------------
               TELECOMMUNICATIONS
      163,455  Securicor PLC.....................          750,027
                                                   ---------------
               TEXTILES
       57,500  Courtlaulds Textiles PLC..........          243,065
                                                   ---------------
               TRANSPORTATION
       47,700  Associated British Ports Holdings
               PLC...............................          219,677
       35,100  Forth Ports PLC...................          373,445
       55,151  Stagecoach Holdings PLC...........          584,923
                                                   ---------------
                                                         1,178,045
                                                   ---------------

               TOTAL UNITED KINGDOM..............       21,035,149
                                                   ---------------

               TOTAL COMMON STOCKS, PREFERRED
               STOCKS AND BONDS
               (IDENTIFIED COST $127,653,628)....      131,367,769
                                                   ---------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                             VALUE
------------------------------------------------------------------

               SHORT-TERM INVESTMENT (a) (0.8%)
               U.S. GOVERNMENT AGENCY
$       1,000  Student Loan Marketing Assoc.
               5.70% due 12/02/96 (Amortized Cost
               $999,842).........................  $       999,842
                                                   ---------------

TOTAL INVESTMENTS
(IDENTIFIED COST
$128,653,470) (B)...........      100.1%   132,367,611

LIABILITIES IN EXCESS OF
CASH AND OTHER ASSETS.......       (0.1)      (198,881)
                                  -----   ------------

NET ASSETS..................      100.0%  $132,168,730
                                  -----   ------------
                                  -----   ------------

---------------------
ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $19,348,851 and the aggregate gross unrealized depreciation is $15,634,710, resulting in net unrealized appreciation of $3,714,141.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT NOVEMBER 30, 1996:

                                           UNREALIZED
CONTRACTS TO        IN         DELIVERY  APPRECIATION/
  DELIVER      EXCHANGE FOR      DATE    (DEPRECIATION)
-------------------------------------------------------
Y   26,635,536 $       233,953 12/03/96      $  21
SGD   179,187 $       127,767  12/03/96        (41)
$    183,679      MYR 464,119  12/06/96         22
$    226,280    FRF 1,164,662  12/31/96     (3,421)
                                           -------
Net unrealized depreciation............     ($3,419)
                                           -------
                                           -------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
SUMMARY OF INVESTMENTS NOVEMBER 30, 1996 (UNAUDITED)

                                                                  PERCENT OF
INDUSTRY                                          VALUE           NET ASSETS
------------------------------------------------------------------------------
Apparel...................................  $          689,794           0.5%
Appliances & Household Durables...........             198,400           0.2
Auto Parts................................             314,341           0.2
Auto Parts - Original Equipment...........           1,961,636           1.5
Auto Related..............................             595,468           0.5
Automotive................................             220,266           0.2
Banking...................................             173,571           0.1
Banks - Commercial........................             926,648           0.7
Broadcast Media...........................             802,960           0.6
Building & Construction...................           3,206,413           2.4
Building Materials........................           5,777,483           4.4
Business Services.........................           2,492,622           1.9
Chemicals.................................           1,885,279           1.4
Commercial Services.......................             698,765           0.5
Computer Services.........................           1,160,730           0.9
Computer Software & Services..............           2,083,224           1.6
Computers.................................           1,736,047           1.3
Computers - Systems.......................             933,172           0.7
Conglomerates.............................             898,646           0.7
Consumer Products.........................           1,513,385           1.1
Containers................................             384,393           0.3
Containers - Paper........................             478,689           0.4
Distribution..............................              67,833           0.1
Electrical & Alarm Systems................             266,617           0.2
Electronic & Electrical Equipment.........           2,265,909           1.7
Electronic Components.....................             604,548           0.5
Electronics...............................           2,715,752           2.1
Electronics & Electrical..................           2,316,294           1.8
Electronics - Semiconductors..............             829,088           0.6
Energy Technology & Equipment.............           1,954,184           1.5
Engineering...............................             700,989           0.5
Engineering & Construction................             792,502           0.6
Entertainment.............................           1,321,698           1.0
Finance...................................              69,329           0.1
Financial Services........................           2,630,383           2.0
Food Processing...........................           1,166,411           0.9
Food, Beverage, Tobacco & Household
  Products................................           1,884,372           1.4
Foods & Beverages.........................             264,378           0.2
Forest Products, Paper & Packaging........             493,237           0.4
Hardware & Tools..........................             752,273           0.6
Health & Personal Care....................             737,748           0.6
Heavy Duty Trucks & Parts.................             422,467           0.3
Home Building.............................           1,247,014           0.9
Hotels....................................             292,311           0.2
Hotels/Motels.............................             312,358           0.2
Household Furnishings & Appliances........           1,258,438           1.0

                                                                  PERCENT OF
INDUSTRY                                          VALUE           NET ASSETS
------------------------------------------------------------------------------
Industrials...............................  $          379,189           0.3%
Insurance.................................             879,786           0.7
Investment Companies......................             435,663           0.3
Leisure...................................             495,421           0.4
Leisure Time..............................             563,236           0.4
Machinery.................................           1,092,130           0.8
Machinery & Machine Tools.................           6,008,397           4.5
Manufacturing.............................           9,565,516           7.2
Medical Products & Supplies...............             686,214           0.5
Medical Services..........................           1,556,742           1.2
Medical Supplies..........................           2,583,348           2.0
Merchandising.............................           3,204,434           2.4
Metals & Mining...........................           1,043,242           0.8
Metals Non-Ferrous........................             866,150           0.6
Miscellaneous Materials & Commodities.....             763,042           0.6
Multi-Industry............................           3,236,592           2.5
Office Equipment..........................           1,758,043           1.3
Oil Drilling & Services...................             529,133           0.4
Pharmaceuticals...........................           1,934,271           1.4
Photography...............................             531,362           0.4
Publishing................................             895,043           0.7
Real Estate...............................           6,973,025           5.3
Recreation................................             307,499           0.2
Restaurants...............................             232,808           0.2
Retail....................................           5,240,499           4.0
Retail - Drug Stores......................             448,270           0.3
Retail - Food Chains......................             589,788           0.4
Retail - General Merchandise..............           1,097,839           0.8
Retail - Specialty........................           8,725,604           6.6
Shipbuilding..............................             215,763           0.2
Steel & Iron..............................             525,997           0.4
Telecommunications........................           1,883,247           1.4
Textiles..................................           2,694,011           2.0
Textiles - Apparel Manufacturers..........           1,285,525           1.0
Tobacco...................................             187,018           0.1
Transportation............................           1,902,619           1.4
Transportation - Shipping.................           3,890,731           2.8
U.S. Government Agency....................             999,842           0.8
Wholesale Distributor.....................           1,662,507           1.3
                                            ------------------         -----
                                            $      132,367,611         100.1%
                                            ------------------         -----
                                            ------------------         -----

                                                                  PERCENT OF
TYPE OF INVESTMENT                                VALUE           NET ASSETS
------------------------------------------------------------------------------
Common Stocks.............................  $      123,766,221          93.6%
Convertible Bonds.........................             150,184           0.1
Preferred Stocks..........................           7,451,364           5.6
Short-Term Investments....................             999,842           0.8
                                            ------------------         -----
                                            $      132,367,611         100.1%
                                            ------------------         -----
                                            ------------------         -----

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $128,653,470)............................  $132,367,611
Cash (including $254,973 in foreign currency)...............       448,013
Receivable for:
    Investments sold........................................       615,330
    Dividends...............................................       148,728
    Shares of beneficial interest sold......................       106,589
    Foreign withholding taxes reclaimed.....................        49,649
    Interest................................................         1,629
Deferred organizational expenses............................        91,614
Prepaid expenses and other assets...........................        63,669
                                                              ------------
     TOTAL ASSETS...........................................   133,892,832
                                                              ------------
LIABILITIES:
Payable for:
    Investments purchased...................................     1,304,231
    Investment management fee...............................       137,690
    Plan of distribution fee................................       110,152
    Shares of beneficial interest repurchased...............        35,811
Accrued expenses and other payables.........................       136,218
                                                              ------------
     TOTAL LIABILITIES......................................     1,724,102
                                                              ------------
NET ASSETS:
Paid-in-capital.............................................   135,364,796
Net unrealized appreciation.................................     3,719,147
Accumulated undistributed net investment income.............     1,799,713
Accumulated net realized loss...............................    (8,714,926)
                                                              ------------
     NET ASSETS.............................................  $132,168,730
                                                              ------------
                                                              ------------
NET ASSET VALUE PER SHARE,
  13,793,687 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED
  OF $.01 PAR VALUE)........................................
                                                                     $9.58
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1996 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Dividends (net of $126,714 foreign withholding tax).........  $    940,242
Interest....................................................       150,534
                                                              ------------
     TOTAL INCOME...........................................     1,090,776
                                                              ------------
EXPENSES
Investment management fee...................................       881,440
Plan of distribution fee....................................       705,152
Transfer agent fees and expenses............................       124,646
Professional fees...........................................        85,571
Custodian fees..............................................        75,667
Shareholder reports and notices.............................        30,376
Registration fees...........................................        25,099
Organizational expenses.....................................        17,266
Trustees' fees and expenses.................................        10,512
Other.......................................................       102,557
                                                              ------------
     TOTAL EXPENSES.........................................     2,058,286
                                                              ------------
     NET INVESTMENT LOSS....................................      (967,510)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments.............................................     1,090,922
    Foreign exchange transactions...........................       (19,840)
                                                              ------------
     NET GAIN...............................................     1,071,082
                                                              ------------
Net change in unrealized appreciation/depreciation on:
    Investments.............................................   (10,092,696)
    Translation of forward foreign currency contracts other
      assets and liabilities denominated in foreign
      currencies............................................         7,170
                                                              ------------
     NET DEPRECIATION.......................................   (10,085,526)
                                                              ------------
     NET LOSS...............................................    (9,014,444)
                                                              ------------
NET DECREASE................................................  $ (9,981,954)
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX        FOR THE
                                                                MONTHS ENDED      YEAR ENDED
                                                              NOVEMBER 30, 1996     MAY 31,
                                                                 (UNAUDITED)         1996
---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss.........................................    $   (967,510)     $(1,229,713)
Net realized gain (loss)....................................       1,071,082         (341,909)
Net change in unrealized appreciation/depreciation..........     (10,085,526)      22,898,216
                                                              -----------------   -----------
     NET INCREASE (DECREASE)................................      (9,981,954)      21,326,594
Net increase (decrease) from transactions in shares of
  beneficial interest.......................................      (3,103,687)      30,198,498
                                                              -----------------   -----------
     NET INCREASE (DECREASE)................................     (13,085,641)      51,525,092
                                                              -----------------   -----------
NET ASSETS:
Beginning of period.........................................     145,254,371       93,729,279
                                                              -----------------   -----------
     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $1,799,713 AND $2,767,223, RESPECTIVELY)................    $132,168,730      $145,254,371
                                                              -----------------   -----------
                                                              -----------------   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1996 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Dean Witter International SmallCap Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities of "small capitalization" companies located outside of the United States. The Fund was organized as a Massachusetts business trust on April 21, 1994 and commenced operations on July 29, 1994.
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.
The following is a summary of significant accounting policies:
A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the Trustees); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked price;
(3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (4) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.
B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined

DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1996 (UNAUDITED) CONTINUED

by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.
C. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.
When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.
D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.
E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized

DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1996 (UNAUDITED) CONTINUED

exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.
F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.
G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.
H. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc. ("the Investment Manager") paid the organizational expenses of the Fund in the amount of approximately $172,000 and was reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight line method over a period not to exceed five years from the commencement of operations.
2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.25% to the net assets of the Fund determined as of the close of each business day.
Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of

DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1996 (UNAUDITED) CONTINUED

all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.
Under a Sub-Advisory Agreement between Morgan Grenfell Investment Services Limited (the "Sub-Adviser") and the Investment Manager, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Adviser monthly compensation equal to 40% of its monthly compensation.
3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected broker-dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1996 (UNAUDITED) CONTINUED

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $8,547,542 at November 30, 1996.
The Distributor has informed the Fund that for the six months ended November 30, 1996, it received approximately $217,000 in contingent deferred sales charges from certain redemptions of the Fund's shares.
4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 1996 aggregated $29,879,430 and $26,631,602, respectively.
Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 1996, the Fund had transfer agent fees and expenses payable of approximately $23,000.
During the six months ended November 30, 1996, foreign regulatory authorities initiated an investigation involving an individual associated with an affiliate of the Fund's Sub-Adviser. Although this investigation did not at any time involve the Fund or the Investment Manager, the Sub-Adviser's affiliate purchased from the Fund two securities whose separate holdings by the affiliate had become part of the investigation. These securities represented only a very small percentage of the Fund's portfolio (approximately one-half of one percent) and were purchased by the Sub-Adviser's affiliate at cost plus interest.

DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1996 (UNAUDITED) CONTINUED

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE SIX
                                                                           MONTHS ENDED
                                                                        NOVEMBER 30, 1996                FOR THE YEAR
                                                                   ----------------------------             ENDED
                                                                                                         MAY 31, 1996
                                                                           (UNAUDITED)            --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
Sold.............................................................    1,578,657   $   15,746,126     6,640,228   $ 62,312,623
Repurchased......................................................   (1,914,761)     (18,849,813)   (3,490,725)   (32,114,125)
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease)..........................................     (336,104)  $   (3,103,687)    3,149,502   $ 30,198,498
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

6. FEDERAL INCOME TAX STATUS
At May 31, 1996, the Fund had a net capital loss carryover of approximately $7,030,000 which will be available through May 31, 2004 to offset future capital gains to the extent provided by regulations. To the extent that this carryover loss is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.
Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $2,675,000 during fiscal 1996. As of May 31, 1996, the Fund had temporary book/tax differences primarily attributable to post-October losses and permanent book/ tax differences primarily attributable to foreign currency gains.
7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. The Fund may also purchase put options on foreign currencies in which the securities are denominated to hedge against adverse foreign currency and market risk.
At November 30, 1996, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions. Forward contracts and purchased put options on foreign currency involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts and over-the-counter purchased put options from the potential inability of the counterparties to meet the terms of their contracts.

DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                          FOR THE SIX
                                                                          MONTHS ENDED                         FOR THE PERIOD
                                                                          NOVEMBER 30,       FOR THE YEAR      JULY 29, 1994*
                                                                              1996              ENDED             THROUGH
                                                                          (UNAUDITED)        MAY 31, 1996       MAY 31, 1995
------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 10.28            $  8.54            $ 10.00
                                                                             ------             ------            -------

Net investment loss...................................................        (0.07)             (0.08)             (0.08)

Net realized and unrealized gain (loss)...............................        (0.63)              1.82              (1.38)
                                                                             ------             ------            -------

Total from investment operations......................................        (0.70)              1.74              (1.46)
                                                                             ------             ------            -------

Net asset value, end of period........................................      $  9.58            $ 10.28            $  8.54
                                                                             ------             ------            -------
                                                                             ------             ------            -------

TOTAL INVESTMENT RETURN+..............................................       (6.81)%(1)          20.37%           (14.60)%(1)

RATIOS TO AVERAGE NET ASSETS:

Expenses..............................................................         2.92%(2)           2.85%              2.90%(2)

Net investment loss...................................................       (1.37)%(2)         (1.09)%            (1.12)%(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands...............................          $132,169           $145,254            $93,729

Portfolio turnover rate...............................................           20%(1)             44%                41%(1)

Average commission rate paid..........................................           $0.0061            $0.0069                 --

---------------------
 *   Commencement of operations.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR

Morgan Grenfell Investment Services Limited


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


    DEAN WITTER

    INTERNATIONAL

    SMALLCAP FUND

[GRAPHIC]


    SEMIANNUAL REPORT

    NOVEMBER 30, 1996